EATON VANCE MUTUAL FUNDS TRUST
24 Federal Street
Boston, MA 02110



February 19, 1997
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     Rule 24f-2 Notice for Series of
	Eaton Vance Mutual Funds Trust
	with December 31 Fiscal Year Ends
	1933 Act File No. 2-90946
	1940 Act File no. 811-4015

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Mutual Funds Trust, hereby files its Rule 24f-2 Notice on behalf of its series with December 31 fiscal year ends.

	This Rule 24f-2 Notice is being filed for series of the Trust whose fiscal year ended December 31, 1996 (Fiscal Year).

	57,098,616 shares of the Trusts series, with an aggregate sales price of $57,098,616 were registered pursuant to Rule 24e-2 and remained unsold at the beginning of the Fiscal Year.

	6,312,148 shares of the Trusts series, with an aggregate sales price of $27,773,451 were registered during the Fiscal Year, pursuant to Rule 24e-2.

	1,262,778,793 shares of the Trusts series, with an aggregate sales price of $1,503,446,521, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	8,419,415 shares of the Trusts series, with an aggregate sales price of $23,317,295, were issued during the Fiscal Year in connection with the Trusts dividend reinvestment plan.

	For the Fiscal Year, the Trusts series sold an aggregate of 1,271,198,208 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $1,526,763,816.

	In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrants balance of definitively registered shares.



Rule 24f-2 Notice for Series of                Page 2
Eaton Vance Mutual Funds Trust
with December 31 Fiscal Year Ends
1933 Act File No. 2-90946
1940 Act File no. 811-4015

Aggregate Sale Price for Shares
	$1,503,446,521
Sold During Fiscal Year Pursuant
to Rule 24f-2.
Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.
	23,317,295

Aggregate Price of Shares Sold
	$1,526,763,816

Reduced by the Difference Between

(1)     Aggregate Redemption Price of
	Shares Redeemed During the
	Fiscal Year.
	$1,578,398,514

and

(2)     Aggregate Redemption Price of
	Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                                  $0

Equals
	$ (51,634,698)

	Any questions regarding the matter should by addressed to Hadi Mezher, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.

							Sincerely,

							Eaton Vance Management

							/s/M. Katherine Kreider
							M. Katherine Kreider
							Assistant Treasurer
Enclosures  (Opinion of Counsel)




EATON VANCE MUTUAL FUNDS TRUST
24 Federal Street
Boston, MA 02110



OPINION OF COUNSEL
				February 19, 1997

Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:     Rule 24f-2 Notice for
	Eaton Vance Mutual Funds Trust
	1933 Act File No. 2-90946
	1940 Act File no. 811-4015



Gentlemen:

	By filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 1,271,198,208, shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended December
31, 1996.

	It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

					      Sincerely,

					      Eaton Vance Management

					      /s/Eric G. Woodbury

					      Eric G. Woodbury
					      Vice President
					      Member of Massachusetts Bar